Share-based compensation - Restricted stock units - Changes in RSUs (Details) - $ / shares						6 Months Ended
	May 29, 2020	Mar. 04, 2020	May 28, 2019	Mar. 07, 2019	Jan. 02, 2019	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs vested (in shares)						(176,304)
RSUs vested during the period, Weighted average fair value at grant date						$ (5.67)
RSUs forfeited (in shares)						0
RSUs forfeited during the period, Weighted average fair value at grant date						$ 0.00
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning						322,106
Balance as at the beginning, Weighted average fair value at grant date						$ 5.28
Granted (in shares)	78,510	83,916	59,237	86,210	176,659	162,426
Granted during the period, Weighted average fair value at grant date						$ 5.54
Balance as at the end (none of which are vested)						308,228
Balance as at the end (none of which are vested), Weighted average fair value at grant date						$ 5.19